Offerings	May 15, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common shares, EUR 0.12 par value
Offering Note
(1)
The Registrants, Aegon Ltd. and AEGON Funding Company LLC, are registering (i) an indeterminate number of common shares of Aegon Ltd., (ii) an indeterminate principal amount of debt securities of Aegon Ltd. and AEGON Funding Company LLC, and (iii) an indeterminate number of guarantees, warrants and purchase contracts of Aegon Ltd. and AEGON Funding Company LLC, in each case, as may from time to time be offered at indeterminate prices. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.

(2)
Includes such indeterminate number of common shares of Aegon Ltd. as may be sold from time to time by Aegon Ltd., including sales upon the exercise of warrants or delivery upon settlement of purchase contracts. Also includes such indeterminate number of common shares as may be issued from time to time upon conversion or exchange of securities registered hereunder that are convertible or exchangeable into common shares, to the extent any of such securities are, by their terms, convertible or exchangeable for common shares. No separate consideration will be received for common shares issuable upon conversion of or in exchange for any securities registered hereunder that provide for conversion or exchange into such securities without separate consideration.

(3)
In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fee. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The Registrants, Aegon Ltd. and AEGON Funding Company LLC, are registering (i) an indeterminate number of common shares of Aegon Ltd., (ii) an indeterminate principal amount of debt securities of Aegon Ltd. and AEGON Funding Company LLC, and (iii) an indeterminate number of guarantees, warrants and purchase contracts of Aegon Ltd. and AEGON Funding Company LLC, in each case, as may from time to time be offered at indeterminate prices. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.

(3)
In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fee. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(4)
Includes such indeterminate principal amount of debt securities as may be sold from time to time by Aegon Ltd. or AEGON Funding Company LLC, including sales upon the exercise of warrants or delivery upon settlement of purchase contracts. Debt securities issued by AEGON Funding Company LLC will be fully and unconditionally guaranteed by Aegon Ltd. No separate consideration will be received from investors for such guarantees.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The Registrants, Aegon Ltd. and AEGON Funding Company LLC, are registering (i) an indeterminate number of common shares of Aegon Ltd., (ii) an indeterminate principal amount of debt securities of Aegon Ltd. and AEGON Funding Company LLC, and (iii) an indeterminate number of guarantees, warrants and purchase contracts of Aegon Ltd. and AEGON Funding Company LLC, in each case, as may from time to time be offered at indeterminate prices. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.

(3)
In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fee. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(5)
Such indeterminate number of warrants as may be sold from time to time by Aegon Ltd. or AEGON Funding Company LLC, representing rights to purchase any other securities. Warrants may be sold separately or with any other securities registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Offering Note
(1)
The Registrants, Aegon Ltd. and AEGON Funding Company LLC, are registering (i) an indeterminate number of common shares of Aegon Ltd., (ii) an indeterminate principal amount of debt securities of Aegon Ltd. and AEGON Funding Company LLC, and (iii) an indeterminate number of guarantees, warrants and purchase contracts of Aegon Ltd. and AEGON Funding Company LLC, in each case, as may from time to time be offered at indeterminate prices. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.

(3)
In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fee. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(6)
Guarantees registered hereunder may or may not be issued for separate consideration. With respect to guarantees issued in connection with securities of AEGON Funding Company LLC, no separate consideration will be received from investors for such guarantees. Pursuant to Rule 457(n), no separate fee for the guarantees is payable.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The Registrants, Aegon Ltd. and AEGON Funding Company LLC, are registering (i) an indeterminate number of common shares of Aegon Ltd., (ii) an indeterminate principal amount of debt securities of Aegon Ltd. and AEGON Funding Company LLC, and (iii) an indeterminate number of guarantees, warrants and purchase contracts of Aegon Ltd. and AEGON Funding Company LLC, in each case, as may from time to time be offered at indeterminate prices. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.

(3)
In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fee. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(7)	Includes an indeterminate number of common shares and an indeterminate principal amount of debt securities to be issuable by Aegon Ltd. upon settlement of purchase contracts.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The Registrants, Aegon Ltd. and AEGON Funding Company LLC, are registering (i) an indeterminate number of common shares of Aegon Ltd., (ii) an indeterminate principal amount of debt securities of Aegon Ltd. and AEGON Funding Company LLC, and (iii) an indeterminate number of guarantees, warrants and purchase contracts of Aegon Ltd. and AEGON Funding Company LLC, in each case, as may from time to time be offered at indeterminate prices. Any securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement.

(3)
In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fee. The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(8)	Includes an indeterminate number of securities to be sold as units consisting of more than one type of security registered hereunder.